Consolidated Statements Of Changes in Noncontrolling Interests And Stockholders' Equity (Deficit) (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Rex Energy Owners' Equity	Noncontrolling Interests
Beggining Balance at Dec. 31, 2008	$ 231,848	$ 37	$ 291,133	$ (59,322)	$ 231,848	$ 0
Beggining Balance, shares at Dec. 31, 2008		36,590
Non-cash compensation expense	1,239	0	1,239	0	1,239	0
Capital contributions	3,355	0	0	0	0	3,355
Restricted stock, net	0	0	0	0	0	0
Restricted stock, net, shares		228
Net Income (Loss)	(16,245)	0	0	(16,233)	(16,233)	(12)
Ending Balance at Dec. 31, 2009	220,197	37	292,372	(75,555)	216,854	3,343
Ending Balance, shares at Dec. 31, 2009		36,818
Non-cash compensation expense	965	0	965	0	965	0
Issuance of 6,900,000 shares of common stock net of issuance costs of $0.3 million, Shares		6,900
Issuance of 6,900,000 shares of common stock net of issuance costs of $0.3 million	80,199	7	80,192	0	80,199	0
Capital contributions	287	0	0	0	0	287
Restricted stock, net	0	0	0	0	0	0
Restricted stock, net, shares		567
Stock option exercises	327	0	327	0	327	0
Stock option exercises, shares		22
Deconsolidation of Keystone Midstream Services, LLC	(3,082)	0	0	0	0	(3,082)
Net Income (Loss)	5,783	0	0	6,036	6,036	(253)
Ending Balance at Dec. 31, 2010	304,676	44	373,856	(69,519)	304,381	295
Ending Balance, shares at Dec. 31, 2010		44,307
Non-cash compensation expense	1,625	0	1,625	0	1,625	0
Capital contributions	(13)	0	0	0	0	(13)
Restricted stock, net	0	0	0	0	0	0
Restricted stock, net, shares		413
Stock option exercises	1,362	0	1,362	0	1,362	0
Stock option exercises, shares		139
Net Income (Loss)	(15,376)	0	0	(15,369)	(15,369)	(7)
Ending Balance at Dec. 31, 2011	$ 292,274	$ 44	$ 376,843	$ (84,888)	$ 291,999	$ 275
Ending Balance, shares at Dec. 31, 2011		44,859